Other Current Liabilities - Schedule of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities
Accrual for employee bonuses	€ 2,099	€ 1,162
Accrual for outstanding vacation	315	263
Payroll tax	267	184
Wages and salaries	141	89
Social security	13	29
Other	44	12
Total other current liabilities	€ 2,879	€ 1,739